SHARE-BASED COMPENSATION ARRANGEMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of detailed information about number and weighted average exercise prices of share options
	Number of options		Weighted average exercise price
	2025	2024	2025	2024
	(Thousands)		(USD)

Outstanding of 1 January	1,368	1,852	17.83	15.82
Forfeited during the year	(992)	(211)	20.07	17.93
Exercised during the year	(113)	(273)	3.92	4.15

Outstanding of December 31	263	1,368	15.37	17.83
Exercisable of December 31	251	1,027

Disclosure of expense recognized in the statement of operation and other comprehensive income
	Year ended December 31
	2025	2024	2023
	USD thousands

Selling and marketing	7,614	4,216	3,740
Research and development	5,100	2,930	3,308
General and administrative	5,334	4,314	12,121

	18,048	11,460	19,169

Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of detailed information about number of restricted share units and performance stock units
	Number of RSU’s		Weighted-Average Grant Date Fair Value
	2025	2024	2025	2024
	(Thousands)		USD

Outstanding at 1 January	2,437	1,046	6.08	15.20
Forfeited during the year	(413)	(158)	6.92	6.37
Exercised during the year	(1,334)	(905)	7.21	14.65
Granted during the year	2,535	2,454	8.45	5.37

Outstanding at December 31	3,225	2,437	7.37	6.08

Performance Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of detailed information about number of restricted share units and performance stock units
	Number of PSU’s		Weighted-Average Grant Date Fair Value
	2025	2024	2025	2024
	(Thousands)		USD

Outstanding at January 1	381	476	7.69	16.48
Forfeited during the year	(26)	-	7.44	-
Exercised during the year	(116)	(476)	6.26	16.48
Granted during the year	247	381	8.34	7.69

Outstanding at December 31	486	381	8.37	7.69